Commitment and Contingencies - Operating Lease Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 180	$ 705
2021	571	489
2022	163	163
Total	$ 914	$ 1,357